February 18, 2010

Securities and Exchange Commission
100 F Street N.E.
Washington, D.C. 20549

Re:           Post-Effective Amendment No. 13
Western Reserve Life Assurance Co. of Ohio
WRL Series Life Account
WRL Xcelerator
(File No. 333-107705/811-4420)
WRL Xcelerator Focus & WRL Xcelerator Exec

Filer CIK No.:  0000778209

Dear Sir or Madam:

On behalf of Western Reserve Life Assurance Co. of Ohio and WRL Series Life Account (the “Account”), we have enclosed for filing pursuant to (1) the Securities Act of 1933, as amended, and Rule 485(b) thereunder, and (2) the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 13 to the Form N-6 Registration Statement of the WRL Xcelerator (the “Policy”), and variations of that Policy, namely, WRL Xcelerator Focus and WRL Xcelerator Exec (the “Focus” and “Exec”), being funded through the Account. This filing has been marked to show changes from the last post-effective amendment for the Policy.

This main purpose of this filing is to submit, for the Commission’s review, one prospectus and one Statement of Additional Information that includes the Policy and the Policy variations.  Previously, the Focus and Exec variations were removed and filed with the Commission as a “stand-alone prospectus.” (File No. 333-152446)   The Company now desires to have the base Policy and the Policy variations once again included in the same prospectus.

This Amendment is being filed pursuant to paragraph (a) of Rule 485 under the Securities Act of 1933 (“1933 Act”).  Financial information for year ended December 31, 2009 will be submitted in a subsequent filing upon completion.

If you have any questions concerning this filing, please do not hesitate to call Arthur D. Woods, Esq. at (727) 299-1830 or me at (727) 299-1747.

Very truly yours,

/s/Gayle A. Morden
Gayle A. Morden
Compliance Manager – AFP Life Products
Enclosure
cc:  Arthur D. Woods, Esq.
Mary Jane Wilson-Bilik, Esq.